Stockholders' Equity and Stock Options - Summary of Fair Value of Option Granted Using Following Assumptions (Details) - Stock Options	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected term (years)	6 years 10 months 24 days	6 years	6 years
Expected volatility	30.00%	30.00%	20.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.76%	1.83%	0.93%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.93%	2.10%	0.93%